                                THE GALAXY FUND
                                   ("GALAXY")
                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY HIGH QUALITY BOND FUND
                                 (THE "FUNDS")
                      RETAIL A SHARES AND RETAIL B SHARES
                       SUPPLEMENT DATED DECEMBER 22, 2000
                     TO PROSPECTUS DATED FEBRUARY 29, 2000

    THIS PROSPECTUS CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AS PREVIOUSLY SUPPLEMENTED AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SUPPLEMENT.

1.  RETAIL A SHARE CHANGES.

    The maximum sales charge (sometimes called a front-end load) you'll pay if you buy Retail A Shares of the Funds is changed to 4.75% effective for all purchases made on or after January 1, 2001. This front-end load may decrease as the amount you invest increases, as shown in the following chart:

                                                                        TOTAL SALES CHARGE
                                                     ---------------------------------------------------------
                                                     AS A % OF THE OFFERING PRICE
AMOUNT OF YOUR INVESTMENT                                     PER SHARE              AS A % OF YOUR INVESTMENT
-------------------------                            ----------------------------    -------------------------
Less than $50,000................................                 4.75%                         4.99%
$50,000 but less than $100,000...................                 4.50%                         4.71%
$100,000 but less than $250,000..................                 3.50%                         3.63%
$250,000 but less than $500,000..................                 2.50%                         2.56%
$500,000 but less than $1,000,000................                 2.00%                         2.04%
$1,000,000 and over..............................                 0.00%(1)                      0.00%(1)

-------------------

                  (1)   There is no front-end sales charge on investments in Retail
                        A Shares of $1,000,000 or more. However, if you sell the
                        shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder.
                        Galaxy will waive this 1% CDSC on withdrawals of Retail A
                        Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See
                        "Galaxy investor programs -- Systematic withdrawal plan" on page 25 of the Prospectus.

    Please note that when you buy your Retail A Shares, you must tell your broker-dealer or Galaxy's distributor if you qualify for a sales load waiver. Ask your broker-dealer or Galaxy's

PROGALBND3
distributor, or consult the Prospectus and Statement of Additional Information, for instances in which the sales load on Retail A Shares is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

    The following sales load waivers are eliminated effective for all purchases of Retail A Shares made on or after January 1, 2001:

    - You buy shares for any retirement account provided you held Retail A Shares in a retirement account prior to January 1, 1999.

    - You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.

    - You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).

2.  RETAIL B SHARE CHANGES.

    Any Retail B Shares that you purchase on or after January 1, 2001 will be subject to a contingent deferred sales charge (sometimes called a back-end load or CDSC) if you redeem the shares within seven years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased on or after January 1, 2001:

IF YOU SELL YOUR SHARES                                         YOU'LL PAY A CDSC OF
-----------------------                                         --------------------
during the first year.......................................             5.00%
during the second year......................................             4.00%
during the third year.......................................             4.00%
during the fourth year......................................             4.00%
during the fifth year.......................................             3.00%
during the sixth year.......................................             2.00%
during the seventh year.....................................             1.00%
after the seventh year......................................             None

The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower.

    Retail B Shares of a Fund purchased on or after January 1, 2001 will automatically convert to Retail A Shares of the Fund eight years after purchase.

3.  RESTATEMENT OF AVERAGE ANNUAL TOTAL RETURNS.

    As a result of the changes discussed above, the Funds' average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999 have been restated (i) to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001 and (ii) to include the effect of the changes in the schedule of CDSC charges and the time of conversion with respect to Retail B Shares purchased on or after January 1, 2001.

    The average annual total returns for Retail A Shares and Retail B Shares of the Short-Term Bond Fund, Intermediate Government Income Fund and High Quality Bond Fund found on pages 4, 8 and 12, respectively, of the Prospectus are deleted and replaced with the following:

                                                             1 YEAR     5 YEARS    SINCE INCEPTION
                                                             -------    -------    ---------------
SHORT-TERM BOND FUND:
Retail A Shares..........................................      -2.52%      4.62%   4.35%(12/30/91)
Retail B Shares purchased prior to January 1, 2001.......      -3.24%        --    3.38%(3/4/96)
Retail B Shares purchased on or after January 1, 2001....      -3.24%        --    2.92%(3/4/96)

                                                  1 YEAR     5 YEARS    10 YEARS        SINCE INCEPTION
                                                  -------    -------    --------    ------------------------
INTERMEDIATE GOVERNMENT INCOME FUND:
Retail A Shares...............................      -6.60%      5.12%      5.57%             6.18%(9/1/88)
Retail B Shares purchased prior to January 1,
  2001........................................      -7.19%        --         --             -5.29%(11/1/98)
Retail B Shares purchased on or after
  January 1, 2001.............................      -7.19%        --         --             -5.29%(11/1/98)

                                                             1 YEAR     5 YEARS    SINCE INCEPTION
                                                             -------    -------    ---------------
HIGH QUALITY BOND FUND:
Retail A Shares..........................................      -8.67%      5.98%   6.31%(12/14/90)
Retail B Shares purchased prior to January 1, 2001.......      -9.24%        --    3.09%(3/4/96)
Retail B Shares purchased on or after January 1, 2001....      -9.24%        --    2.64%(3/4/96)

4. CHANGES IN EXAMPLES TO FEES AND EXPENSES TABLES.

    As a result of the changes discussed above, there are certain changes to the examples to the tables setting forth the fees and expenses associated with an investment in the Funds. The examples as to the Short-Term Bond Fund, Intermediate Government Income Fund and High Quality Bond Fund found on pages 5, 9 and 13, respectively, of the Prospectus are deleted and replaced with the following:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
SHORT-TERM BOND FUND:
Retail A Shares.............................................     $  601      $  868      $1,154      $1,968
Retail B Shares purchased prior to January 1, 2001..........     $  708      $  943      $1,303      $2,010
Retail B Shares purchased on or after January 1, 2001.......     $  708      $1,043      $1,403      $2,003

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased prior to January 1, 2001..........     $  208      $  643      $1,103      $2,010
Retail B Shares purchased on or after January 1, 2001.......     $  208      $  643      $1,103      $2,003

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
INTERMEDIATE GOVERNMENT INCOME FUND:
Retail A Shares.............................................     $  588      $  826      $1,083      $1,817
Retail B Shares purchased prior to January 1, 2001..........     $  705      $  934      $1,288      $1,923
Retail B Shares purchased on or after January 1, 2001.......     $  705      $1,034      $1,388      $1,915

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased prior to January 1, 2001..........     $  205      $  634      $1,088      $1,923
Retail B Shares purchased on or after January 1, 2001.......     $  205      $  634      $1,088      $1,915

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
HIGH QUALITY BOND FUND:
Retail A Shares.............................................     $  591      $  838      $1,103      $1,860
Retail B Shares purchased prior to January 1, 2001..........     $  692      $  894      $1,221      $1,867
Retail B Shares purchased on or after January 1, 2001.......     $  692      $  994      $1,321      $1,861

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased prior to January 1, 2001..........     $  192      $  594      $1,021      $1,867
Retail B Shares purchased on or after January 1, 2001.......     $  192      $  594      $1,021      $1,861

    In addition to the assumptions listed in the Prospectus, the examples assume that if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will convert to Retail A Shares after eight years.

                                THE GALAXY FUND
                                   ("GALAXY")
                            GALAXY MONEY MARKET FUND
                             GALAXY GOVERNMENT FUND
                           GALAXY U.S. TREASURY FUND
                             GALAXY TAX-EXEMPT FUND
                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                                 (THE "FUNDS")
                      RETAIL A SHARES AND RETAIL B SHARES
                       SUPPLEMENT DATED DECEMBER 22, 2000
                     TO PROSPECTUS DATED FEBRUARY 29, 2000

    THIS PROSPECTUS CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  RETAIL B SHARE CHANGES.

    Any Retail B Shares of the Money Market Fund that you purchase on or after January 1, 2001 will be subject to a contingent deferred sales charge (sometimes called a back-end load or CDSC) if you redeem the shares within seven years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased on or after January 1, 2001:

IF YOU SELL YOUR SHARES                             YOU'LL PAY A CDSC OF
-----------------------                             --------------------
during the first year.............................         5.00%
during the second year............................         4.00%
during the third year.............................         4.00%
during the fourth year............................         4.00%
during the fifth year.............................         3.00%
during the sixth year.............................         2.00%
during the seventh year...........................         1.00%
after the seventh year............................          None

    The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower.

    Retail B Shares of the Money Market Fund purchased on or after January 1, 2001 will automatically convert to Retail A Shares of the Fund eight years after purchase.

PROGALMM3

2.  RESTATEMENT OF AVERAGE ANNUAL TOTAL RETURNS.

    As a result of the changes discussed above, the average annual total returns (after taking into account any sales charges) for Retail B Shares of the Money Market Fund for the periods ended December 31, 1999 have been restated to include the effect of the changes in the schedule of CDSC charges and the time of conversion with respect to Retail B Shares purchased on or after January 1, 2001.

    The average annual total returns for Retail B Shares of the Money Market Fund found on page 3 of the Prospectus are deleted and replaced with the following:

                                1 YEAR   5 YEARS  10 YEARS  SINCE INCEPTION
MONEY MARKET FUND:              -------  -------  --------  ---------------
Retail B Shares purchased
  prior to
  January 1, 2001.............    -1.08%      --       --   3.11% (3/6/97)
Retail B Shares purchased on
  or after
  January 1, 2001.............    -1.08%      --       --   2.77% (3/6/97)

3.  CHANGES IN EXAMPLE TO FEES AND EXPENSES TABLE.

    As a result of the changes discussed above, there are certain changes to the example to the table setting forth the fees and expenses associated with an investment in Retail B Shares of the Money Market Fund. The example as to Retail B Shares of the Money Market Fund found on page 4 of the Prospectus is deleted and replaced with the following:

                                1 YEAR   3 YEARS  5 YEARS  10 YEARS
MONEY MARKET FUND:              -------  -------  -------  --------
Retail B Shares purchased
  prior to
  January 1, 2001.............  $   644  $   746  $   971  $ 1,309
Retail B Shares purchased on
  or after
  January 1, 2001.............  $   644  $   846  $ 1,071  $ 1,305

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to
  January 1, 2001.............  $   144  $   446  $   771  $ 1,309
Retail B Shares purchased on
  or after
  January 1, 2001.............  $   144  $   446  $   771  $ 1,305

    In addition to the assumptions listed in the Prospectus, the example assumes that if you purchased your Retail B Shares of the Money Market Fund on or after January 1, 2001, your Retail B Shares will convert to Retail A Shares after eight years.

                                THE GALAXY FUND
                                   ("GALAXY")
                              GALAXY PAN ASIA FUND
                                  (THE "FUND")
                      RETAIL A SHARES AND RETAIL B SHARES
                       SUPPLEMENT DATED DECEMBER 22, 2000
                        TO PROSPECTUS DATED JULY 6, 2000

    THIS PROSPECTUS CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  RETAIL A SHARE CHANGES.

    The maximum sales charge (sometimes called a front-end load) you'll pay if you buy Retail A Shares of the Fund is changed to 5.75% effective for all purchases made on or after January 1, 2001. This front-end load may decrease as the amount you invest increases, as shown in the following chart:

                                                                   TOTAL SALES CHARGE
                                                ---------------------------------------------------------
                                                AS A % OF THE OFFERING PRICE
AMOUNT OF YOUR INVESTMENT                                PER SHARE              AS A % OF YOUR INVESTMENT
-------------------------                       ----------------------------    -------------------------
Less than $50,000...........................              5.75%                          6.10%
$50,000 but less than $100,000..............              4.50%                          4.71%
$100,000 but less than $250,000.............              3.50%                          3.63%
$250,000 but less than $500,000.............              2.50%                          2.56%
$500,000 but less than $1,000,000...........              2.00%                          2.04%
$1,000,000 and over.........................              0.00%(1)                       0.00%(1)

-------------------

                  (1)   There is no front-end sales charge on investments in Retail
                        A Shares of $1,000,000 or more. However, if you sell the
                        shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder.
                        Galaxy will waive this 1% CDSC on withdrawals of Retail A
                        Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See
                        "Galaxy investor programs -- Systematic withdrawal plan" on page 17 of the Prospectus.

    Please note that when you buy your Retail A Shares, you must tell your broker-dealer or Galaxy's distributor if you qualify for a sales load waiver. Ask your broker-dealer or Galaxy's distributor, or consult the Prospectus and Statement of Additional Information, for instances in which the sales load on Retail A Shares is waived. To contact Galaxy's distributor call 1-877-BUY-GALAXY (1-877-289-4252).

PRORETPA3

    The following sales load waivers are eliminated effective for all purchases of Retail A Shares made on or after January 1, 2001:

    - You buy shares for any retirement account provided you held Retail A Shares in a retirement account prior to January 1, 1999.

    - You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.

    - You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).

2.  RETAIL B SHARE CHANGES.

    Any Retail B Shares that you purchase on or after January 1, 2001 will be subject to a contingent deferred sales charge (sometimes called a back-end load or CDSC) if you redeem the shares within seven years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased on or after January 1, 2001:

IF YOU SELL YOUR SHARES                                 YOU'LL PAY A CDSC OF
-----------------------                                 --------------------
during the first year.................................         5.00%
during the second year................................         4.00%
during the third year.................................         4.00%
during the fourth year................................         4.00%
during the fifth year.................................         3.00%
during the sixth year.................................         2.00%
during the seventh year...............................         1.00%
after the seventh year................................          None

The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower.

    Retail B Shares of the Fund purchased on or after January 1, 2001 will automatically convert to Retail A Shares of the Fund eight years after purchase.

3.  CHANGES IN EXAMPLE TO FEES AND EXPENSES TABLE.

    As a result of the changes discussed above, there are certain changes to the example to the table setting forth the fees and expenses associated with an investment in the Fund. The example as to the Fund found on page 5 of the Prospectus is deleted and replaced with the following:

                                                                1 YEAR     3 YEARS
                                                                -------    -------
Retail A Shares.............................................    $   787    $ 1,229
Retail B Shares purchased prior to January 1, 2001..........    $   797    $ 1,210
Retail B Shares purchased on or after January 1, 2001.......    $   797    $ 1,310

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
Retail B Shares purchased prior to January 1, 2001..........    $   297    $   910
Retail B Shares purchased on or after January 1, 2001.......    $   297    $   910

    In addition to the assumptions listed in the Prospectus, the example assumes that if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will convert to Retail A Shares after eight years.

                                THE GALAXY FUND
                                   ("GALAXY")
                          GALAXY TAX-EXEMPT BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                                 (THE "FUNDS")
                      RETAIL A SHARES AND RETAIL B SHARES
                       SUPPLEMENT DATED DECEMBER 22, 2000
                     TO PROSPECTUS DATED FEBRUARY 29, 2000

    THIS PROSPECTUS CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AS PREVIOUSLY SUPPLEMENTED AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SUPPLEMENT.

1.  RETAIL A SHARE CHANGES.

    The maximum sales charge (sometimes called a front-end load) you'll pay if you buy Retail A Shares of the Funds is changed to 4.75% effective for all purchases made on or after January 1, 2001. This front-end load may decrease as the amount you invest increases, as shown in the following chart:

                                                    TOTAL SALES CHARGE
                                        ------------------------------------------
                                             AS A % OF THE            AS A % OF
AMOUNT OF YOUR INVESTMENT               OFFERING PRICE PER SHARE   YOUR INVESTMENT
-------------------------               ------------------------   ---------------
Less than $50,000.....................            4.75%                 4.99%
$50,000 but less than $100,000........            4.50%                 4.71%
$100,000 but less than $250,000.......            3.50%                 3.63%
$250,000 but less than $500,000.......            2.50%                 2.56%
$500,000 but less than $1,000,000.....            2.00%                 2.04%
$1,000,000 and over...................            0.00%(1)              0.00%(1)

------------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs--Systematic withdrawal plan" on page 36 of the Prospectus.

    PROGALTEBND3

    Please note that when you buy your Retail A Shares, you must tell your broker-dealer or Galaxy's distributor if you qualify for a sales load waiver. Ask your broker-dealer or Galaxy's distributor, or consult the Prospectus and Statement of Additional Information, for instances in which the sales load on Retail A Shares is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

    The following sales load waivers are eliminated effective for all purchases of Retail A Shares made on or after January 1, 2001:

    - You buy shares for any retirement account provided you held Retail A Shares in a retirement account prior to January 1, 1999.

    - You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.

    - You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).

2.  RETAIL B SHARE CHANGES.

    Any Retail B Shares of the Tax-Exempt Bond Fund that you purchase on or after January 1, 2001 will be subject to a contingent deferred sales charge (sometimes called a back-end load or CDSC) if you redeem the shares within seven years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased on or after January 1, 2001:

IF YOU SELL YOUR SHARES                                 YOU'LL PAY A CDSC OF
-----------------------                                 --------------------
during the first year.................................         5.00%
during the second year................................         4.00%
during the third year.................................         4.00%
during the fourth year................................         4.00%
during the fifth year.................................         3.00%
during the sixth year.................................         2.00%
during the seventh year...............................         1.00%
after the seventh year................................          None

The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower.

    Retail B Shares of the Tax-Exempt Bond Fund purchased on or after January 1, 2001 will automatically convert to Retail A Shares of the Fund eight years after purchase.

3.  RESTATEMENT OF AVERAGE ANNUAL TOTAL RETURNS.

    As a result of the changes discussed above, the Funds' average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999 have been restated (i) to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001 and (ii) to include the effect of the changes in the schedule of CDSC charges and the time of conversion with respect to Retail B Shares of the Tax-Exempt Bond Fund purchased on or after January 1, 2001.

    The average annual total returns for Retail A Shares and/or Retail B Shares of the Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut

Municipal Bond Fund, Massachusetts Municipal Bond Fund and Rhode Island Municipal Bond Fund found on pages 4, 8, 12, 16, 20 and 24, respectively, of the Prospectus are deleted and replaced with the following:

                                                    1 YEAR    5 YEARS   SINCE INCEPTION
TAX-EXEMPT BOND FUND:                              --------   --------  ----------------
Retail A Shares..................................   -8.27%      4.75%     4.95% (12/30/91)
Retail B Shares purchased prior to January 1,
  2001...........................................   -8.90%         --     2.32% (3/4/96)
Retail B Shares purchased on or after January 1,
  2001...........................................   -8.90%         --     1.85% (3/4/96)

                                                               1 YEAR   SINCE INCEPTION
NEW JERSEY MUNICIPAL BOND FUND:                               --------  ----------------
Retail A Shares.............................................   -7.81%    -2.03% (4/3/98)

                                                      1 YEAR    5 YEARS   SINCE INCEPTION
NEW YORK MUNICIPAL BOND FUND:                        --------   --------  ----------------
Retail A Shares....................................   -8.24%      5.00%     4.65% (12/31/91)

                                                      1 YEAR    5 YEARS   SINCE INCEPTION
CONNECTICUT MUNICIPAL BOND FUND:                     --------   --------  ----------------
Retail A Shares....................................   -7.46%      5.36%     3.70% (3/16/93)

                                                      1 YEAR    5 YEARS   SINCE INCEPTION
MASSACHUSETTS MUNICIPAL BOND FUND:                   --------   --------  ----------------
Retail A Shares....................................   -8.31%      4.97%     3.40% (3/12/93)

                                                      1 YEAR    5 YEARS   SINCE INCEPTION
RHODE ISLAND MUNICIPAL BOND FUND:                    --------   --------  ----------------
Retail A Shares....................................   -7.35%      4.74%     4.74% (12/20/94)

4.  CHANGES IN EXAMPLES TO FEES AND EXPENSES TABLES.

    As a result of the changes discussed above, there are certain changes to the examples to the tables setting forth the fees and expenses associated with an investment in the Funds. The examples as to the Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund and Rhode Island Municipal Bond Fund found on pages 5, 9, 13, 17, 21 and 25, respectively, of the Prospectus are deleted and replaced with the following:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
TAX-EXEMPT BOND FUND:                                  --------   --------   --------   --------
Retail A Shares......................................    $582      $  808     $1,052     $1,752
Retail B Shares purchased prior to January 1, 2001...    $679      $  854     $1,154     $1,740
Retail B Shares purchased on or after January 1,
  2001...............................................    $679      $  954     $1,254     $1,734

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased prior to January 1, 2001...    $179      $  554     $  954     $1,740
Retail B Shares purchased on or after January 1,
  2001...............................................    $179      $  554     $  954     $1,734

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
NEW JERSEY MUNICIPAL BOND FUND:                        --------   --------   --------   --------
Retail A Shares......................................    $673      $1,087     $1,526     $2,741

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
NEW YORK MUNICIPAL BOND FUND:                          --------   --------   --------   --------
Retail A Shares......................................    $589      $  829     $1,088     $1,828

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
CONNECTICUT MUNICIPAL BOND FUND                        --------   --------   --------   --------
Retail A Shares......................................    $593      $  844     $1,113     $1,882

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
MASSACHUSETTS MUNICIPAL BOND FUND                      --------   --------   --------   --------
Retail A Shares......................................    $587      $  823     $1,078     $1,806

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
RHODE ISLAND MUNICIPAL BOND FUND                       --------   --------   --------   --------
Retail A Shares......................................    $589      $  829     $1,088     $1,828

    In addition to the assumptions listed in the Prospectus, the examples assume that if you purchased your Retail B Shares of the Tax-Exempt Bond Fund on or after January 1, 2001, your Retail B Shares will convert to Retail A Shares after eight years.

                                THE GALAXY FUND
                                   ("GALAXY")
                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                                 (THE "FUNDS")

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED DECEMBER 22, 2000
                     TO PROSPECTUS DATED FEBRUARY 29, 2000

    THIS PROSPECTUS CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AS PREVIOUSLY SUPPLEMENTED AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SUPPLEMENT.

1.  RETAIL A SHARE CHANGES.

    The maximum sales charge (sometimes called a front-end load) you'll pay if you buy Retail A Shares of the Funds is changed to 5.75% effective for all purchases made on or after January 1, 2001. This front-end load may decrease as the amount you invest increases, as shown in the following chart:

                                                            TOTAL SALES CHARGE
                                          -------------------------------------------------------
                                          AS A % OF THE OFFERING PRICE
AMOUNT OF YOUR INVESTMENT                          PER SHARE            AS A % OF YOUR INVESTMENT
-------------------------                 ----------------------------  -------------------------
Less than $50,000.......................              5.75%                       6.10%
$50,000 but less than $100,000..........              4.50%                       4.71%
$100,000 but less than $250,000.........              3.50%                       3.63%
$250,000 but less than $500,000.........              2.50%                       2.56%
$500,000 but less than $1,000,000.......              2.00%                       2.04%
$1,000,000 and over.....................              0.00%(1)                    0.00%(1)

-------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs--Systematic withdrawal plan" on page 46 of the Prospectus.

PROGALEQ3

    Please note that when you buy your Retail A Shares, you must tell your broker-dealer or Galaxy's distributor if you qualify for a sales load waiver. Ask your broker-dealer or Galaxy's distributor, or consult the Prospectus and Statement of Additional Information, for instances in which the sales load on Retail A Shares is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

    The following sales load waivers are eliminated effective for all purchases of Retail A Shares made on or after January 1, 2001:

    - You buy shares for any retirement account provided you held Retail A Shares in a retirement account prior to January 1, 1999.

    - You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.

    - You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).

2.  RETAIL B SHARE CHANGES.

    Any Retail B Shares that you purchase on or after January 1, 2001 will be subject to a contingent deferred sales charge (sometimes called a back-end load or CDSC) if you redeem the shares within seven years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased on or after January 1, 2001:

IF YOU SELL YOUR SHARES                             YOU'LL PAY A CDSC OF
-----------------------                             --------------------
during the first year.............................         5.00%
during the second year............................         4.00%
during the third year.............................         4.00%
during the fourth year............................         4.00%
during the fifth year.............................         3.00%
during the sixth year.............................         2.00%
during the seventh year...........................         1.00%
after the seventh year............................         None

The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower.

    Retail B Shares of a Fund purchased on or after January 1, 2001 will automatically convert to Retail A Shares of the Fund eight years after purchase.

3.  RESTATEMENT OF AVERAGE ANNUAL TOTAL RETURNS.

    As a result of the changes discussed above, the Funds' average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999 have been restated (i) to include the effect of the maximum 5.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001 and (ii) to include the effect of the changes in the schedule of CDSC charges and the time of conversion with respect to Retail B Shares purchased on or after January 1, 2001.

    The average annual total returns for Retail A Shares and Retail B Shares of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, International Equity Fund, Small Cap Value Fund and Small Company Equity Fund found on pages 4, 7, 11, 14, 18, 21, 25, 29 and 32, respectively, of the Prospectus are deleted and replaced with the following:

                                         1 YEAR      5 YEARS  SINCE INCEPTION
ASSET ALLOCATION FUND:               --------------  -------  ---------------
Retail A Shares....................           1.10%  16.41%   11.57% (12/30/91)
Retail B Shares purchased prior to
  January 1, 2001..................           1.47%   --      13.48% (3/4/96)
Retail B Shares purchased on or
  after January 1, 2001............           1.47%   --      13.11% (3/4/96)

                                         1 YEAR      5 YEARS  SINCE INCEPTION
EQUITY INCOME FUND:                  --------------  -------  ---------------
Retail A Shares....................          -1.64%  17.21%   13.57% (12/14/90)
Retail B Shares purchased prior to
  January 1, 2001..................          -0.68%     --     5.96% (11/1/98)
Retail B Shares purchased on or
  after January 1, 2001............          -0.68%     --     5.96% (11/1/98)

                                         1 YEAR      5 YEARS  SINCE INCEPTION
GROWTH AND INCOME FUND:              --------------  -------  ---------------
Retail A Shares....................           0.71%  18.47%   15.55% (2/12/93)
Retail B Shares purchased prior to
  January 1, 2001..................           1.02%     --    15.76% (3/4/96)
Retail B Shares purchased on or
  after January 1, 2001............           1.02%     --    15.41% (3/4/96)

                                              1 YEAR          SINCE INCEPTION
STRATEGIC EQUITY FUND:                    --------------  -----------------------
Retail A Shares.........................          -5.67%          -1.78% (3/4/98)
Retail B Shares purchased prior to
  January 1, 2001.......................          -5.03%          -1.64% (3/4/98)
Retail B Shares purchased on or after
  January 1, 2001.......................          -5.03%          -1.64% (3/4/98)

                                1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
EQUITY VALUE FUND:              ------  -------  --------  ---------------
Retail A Shares...............  0.52%   19.71%    14.20%   14.39% (9/1/88)
Retail B Shares purchased
  prior to January 1, 2001....  1.31%      --        --    17.45% (3/4/96)
Retail B Shares purchased on
  or after January 1, 2001....  1.31%      --        --    17.12% (3/4/96)

                                     1 YEAR  5 YEARS  SINCE INCEPTION
EQUITY GROWTH FUND:                  ------  -------  ---------------
Retail A Shares....................  18.77%  25.67%   18.40% (12/14/90)
Retail B Shares purchased prior to
  January 1, 2001..................  20.11%     --    23.81% (3/4/96)
Retail B Shares purchased on or
  after January 1, 2001............  20.11%     --    23.53% (3/4/96)

                                     1 YEAR  5 YEARS  SINCE INCEPTION
INTERNATIONAL EQUITY FUND:           ------  -------  ---------------
Retail A Shares....................  32.98%  17.48%   13.76% (12/30/91)
Retail B Shares purchased prior to
  January 1, 2001..................  35.21%     --    41.18% (11/1/98)
Retail B Shares purchased on or
  after January 1, 2001............  35.21%     --    41.18% (11/1/98)

                                     1 YEAR  5 YEARS  SINCE INCEPTION
SMALL CAP VALUE FUND:                ------  -------  ---------------
Retail A Shares....................  4.12%   16.51%   13.64% (2/12/93)
Retail B Shares purchased prior to
  January 1, 2001..................  4.67%      --    11.18% (11/1/98)
Retail B Shares purchased on or
  after January 1, 2001............  4.67%      --    11.18% (11/1/98)

                                     1 YEAR  5 YEARS  SINCE INCEPTION
SMALL COMPANY EQUITY FUND:           ------  -------  ---------------
Retail A Shares....................  30.97%  17.43%   13.59% (12/30/91)
Retail B Shares purchased prior to
  January 1, 2001..................  33.21%     --    12.96% (3/4/96)
Retail B Shares purchased on or
  after January 1, 2001............  33.21%     --    12.59% (3/4/96)

4. CHANGES IN EXAMPLES TO FEES AND EXPENSES TABLES.

    As a result of the changes discussed above, there are certain changes to the examples to the tables setting forth the fees and expenses associated with an investment in the Funds. The examples as to the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, International Equity Fund, Small Cap Value Fund and Small Company Equity Fund found on pages 5, 8, 12, 15, 19, 22, 26, 30 and 33, respectively, of the Prospectus are deleted and replaced with the following:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
ASSET ALLOCATION FUND:          ------  -------  -------  --------
Retail A Shares...............   $700   $  963   $1,247    $2,053
Retail B Shares purchased
  prior to January 1, 2001....   $702   $  924   $1,273    $1,976
Retail B Shares purchased on
  or after January 1, 2001....   $702   $1,024   $1,373    $1,969

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to January 1, 2001....   $202   $  624   $1,073    $1,976
Retail B Shares purchased on
  or after January 1, 2001....   $202   $  624   $1,073    $1,969

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
EQUITY INCOME FUND:             ------  -------  -------  --------
Retail A Shares...............   $703   $  972   $1,262    $2,084
Retail B Shares purchased
  prior to January 1, 2001....   $709   $  946   $1,308    $2,031
Retail B Shares purchased on
  or after January 1, 2001....   $709   $1,046   $1,408    $2,024

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to January 1, 2001....   $209   $  646   $1,108    $2,031
Retail B Shares purchased on
  or after January 1, 2001....   $209   $  646   $1,108    $2,024

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
GROWTH AND INCOME FUND:         ------  -------  -------  --------
Retail A Shares...............   $708   $  990   $1,292    $2,148
Retail B Shares purchased
  prior to January 1, 2001....   $709   $  946   $1,308    $2,061
Retail B Shares purchased on
  or after January 1, 2001....   $709   $1,046   $1,408    $2,054

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to January 1, 2001....   $209   $  646   $1,108    $2,061
Retail B Shares purchased on
  or after January 1, 2001....   $209   $  646   $1,108    $2,054

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
STRATEGIC EQUITY FUND           ------  -------  -------  --------
Retail A Shares...............   $726   $1,042   $1,381    $2,335
Retail B Shares purchased
  prior to January 1, 2001....   $736   $1,027   $1,445    $2,302
Retail B Shares purchased on
  or after January 1, 2001....   $736   $1,127   $1,545    $2,293

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to January 1, 2001....   $236   $  727   $1,245    $2,302
Retail B Shares purchased on
  or after January 1, 2001....   $236   $  727   $1,245    $2,293

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
EQUITY VALUE FUND               ------  -------  -------  --------
Retail A Shares...............   $706   $  981   $1,277    $2,116
Retail B Shares purchased
  prior to January 1, 2001....   $714   $  961   $1,334    $2,075
Retail B Shares purchased on
  or after January 1, 2001....   $714   $1,061   $1,434    $2,067

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to January 1, 2001....   $214   $  661   $1,134    $2,075
Retail B Shares purchased on
  or after January 1, 2001....   $214   $  661   $1,134    $2,067

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
EQUITY GROWTH FUND              ------  -------  -------  --------
Retail A Shares...............   $702   $  969   $1,257    $2,074
Retail B Shares purchased
  prior to January 1, 2001....   $712   $  955   $1,324    $2,043
Retail B Shares purchased on
  or after January 1, 2001....   $712   $1,055   $1,424    $2,036

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to January 1, 2001....   $212   $  655   $1,124    $2,043
Retail B Shares purchased on
  or after January 1, 2001....   $212   $  655   $1,124    $2,036

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
INTERNATIONAL EQUITY FUND       ------  -------  -------  --------
Retail A Shares...............   $732   $1,063   $1,415    $2,407
Retail B Shares purchased
  prior to January 1, 2001....   $760   $1,099   $1,565    $2,469
Retail B Shares purchased on
  or after January 1, 2001....   $760   $1,199   $1,665    $2,458

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to January 1, 2001....   $260   $  799   $1,365    $2,469
Retail B Shares purchased on
  or after January 1, 2001....   $260   $  799   $1,365    $2,458

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SMALL CAP VALUE FUND            ------  -------  -------  --------
Retail A Shares...............   $726   $1,042   $1,381    $2,335
Retail B Shares purchased
  prior to January 1, 2001....   $745   $1,055   $1,491    $2,352
Retail B Shares purchased on
  or after January 1, 2001....   $745   $1,155   $1,591    $2,343

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to January 1, 2001....   $245   $  755   $1,291    $2,352
Retail B Shares purchased on
  or after January 1, 2001....   $245   $  755   $1,291    $2,343

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SMALL COMPANY EQUITY FUND       ------  -------  -------  --------
Retail A Shares...............   $726   $1,042   $1,381    $2,335
Retail B Shares purchased
  prior to January 1, 2001....   $734   $1,021   $1,435    $2,291
Retail B Shares purchased on
  or after January 1, 2001....   $734   $1,121   $1,535    $2,282

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to January 1, 2001....   $234   $  721   $1,235    $2,291
Retail B Shares purchased on
  or after January 1, 2001....   $234   $  721   $1,235    $2,282

    In addition to the assumptions listed in the Prospectus, the examples assume that if you purchased your Retail B Shares on or after January 1, 2001, your Retail B Shares will convert to Retail A Shares after eight years.

                                THE GALAXY FUND
                                   ("GALAXY")
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                             GALAXY GROWTH FUND II
                                 (THE "FUNDS")

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED DECEMBER 22, 2000
                        TO PROSPECTUS DATED JUNE 1, 2000
                           (AS REVISED JUNE 26, 2000)
                         AND REDATED SEPTEMBER 30, 2000

    THIS PROSPECTUS CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AS PREVIOUSLY SUPPLEMENTED AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SUPPLEMENT.

1.  RETAIL A SHARE CHANGES.

    The maximum sales charge (sometimes called a front-end load) you'll pay if you buy Retail A Shares of the Funds is changed (a) to 4.75% for the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund and (b) to 5.75% for the Growth Fund II, effective for all purchases made on or after January 1, 2001. This front-end load may decrease as the amount you invest increases, as shown in the following charts:

INTERMEDIATE TAX-EXEMPT BOND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND AND MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUNDS:

                                                            TOTAL SALES CHARGE
                                          -------------------------------------------------------
                                          AS A % OF THE OFFERING PRICE
AMOUNT OF YOUR INVESTMENT                          PER SHARE            AS A % OF YOUR INVESTMENT
-------------------------                 ----------------------------  -------------------------
Less than $50,000.......................              4.75%                       4.99%
$50,000 but less than $100,000..........              4.50%                       4.71%
$100,000 but less than $250,000.........              3.50%                       3.63%
$250,000 but less than $500,000.........              2.50%                       2.56%
$500,000 but less than $1,000,000.......              2.00%                       2.04%
$1,000,000 and over.....................              0.00%(1)                    0.00%(1)

-------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs--Systematic withdrawal plan" on page 30 of the Prospectus.

PRORETBKB3

GROWTH FUND II:

                                                            TOTAL SALES CHARGE
                                          -------------------------------------------------------
                                          AS A % OF THE OFFERING PRICE
AMOUNT OF YOUR INVESTMENT                          PER SHARE            AS A % OF YOUR INVESTMENT
-------------------------                 ----------------------------  -------------------------
Less than $50,000.......................              5.75%                       6.01%
$50,000 but less than $100,000..........              4.50%                       4.71%
$100,000 but less than $250,000.........              3.50%                       3.63%
$250,000 but less than $500,000.........              2.50%                       2.56%
$500,000 but less than $1,000,000.......              2.00%                       2.04%
$1,000,000 and over.....................              0.00%(1)                    0.00%(1)

-------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs--Systematic withdrawal plan" on page 30 of the Prospectus.

    Please note that when you buy your Retail A Shares, you must tell your broker-dealer or Galaxy's distributor if you qualify for a sales load waiver. Ask your broker-dealer or Galaxy's distributor, or consult the Prospectus and Statement of Additional Information, for instances in which the sales load on Retail A Shares is waived. To contact Galaxy's distributor call 1-877-BUY-GALAXY (1-877-289-4252).

    The following sales load waivers are eliminated effective for all purchases of Retail A Shares made on or after January 1, 2001:

    - You buy shares for any retirement account provided you held Retail A Shares in a retirement account prior to January 1, 1999.

    - You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.

    - You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).

2.  RETAIL B SHARE CHANGES.

    Any Retail B Shares of the Growth Fund II that you purchase on or after January 1, 2001 will be subject to a contingent deferred sales charge (sometimes called a back-end load or CDSC) if you redeem the shares within seven years of buying them. The following table shows the schedule of CDSC charges for Retail B Shares purchased on or after January 1, 2001:

IF YOU SELL YOUR SHARES                                 YOU'LL PAY A CDSC OF
-----------------------                                 --------------------
during the first year.................................         5.00%
during the second year................................         4.00%
during the third year.................................         4.00%
during the fourth year................................         4.00%
during the fifth year.................................         3.00%
during the sixth year.................................         2.00%
during the seventh year...............................         1.00%
after the seventh year................................          None

The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower.

    Retail B Shares of the Growth Fund II purchased on or after January 1, 2001 will automatically convert to Retail A Shares of the Fund eight years after purchase.

3.  RESTATEMENT OF AVERAGE ANNUAL TOTAL RETURNS.

    As stated in the Prospectus, the Funds began operations as separate portfolios (the "Predecessor Funds") of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. As a result of the changes discussed above, the Predecessor Funds' average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999 have been restated (i) to include the effect of the maximum 4.75% or 5.75%, as applicable, front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001 and (ii) to include the effect of the changes in the schedule of CDSC charges and the time of conversion with respect to Retail B Shares of the Growth Fund II purchased on or after January 1, 2001.

    The average annual total returns for the Predecessor Funds found on pages 4, 8, 12, and 16 of the Prospectus are deleted and replaced with the following:

PREDECESSOR FUND OF INTERMEDIATE         1 YEAR      5 YEARS  SINCE INCEPTION
TAX-EXEMPT BOND FUND:                --------------  -------  ---------------
Predecessor Fund (Boston 1784
  Tax-Exempt Medium-Term Income
  Fund)(1).........................          -7.59%   5.03%   4.33% (6/14/93)

-------------------

(1) The performance of the Predecessor Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

PREDECESSOR FUND OF CONNECTICUT          1 YEAR      5 YEARS  SINCE INCEPTION
INTERMEDIATE MUNICIPAL BOND FUND:    --------------  -------  ---------------
Predecessor Fund (Boston 1784
  Connecticut Tax-Exempt Income
  Fund)(1).........................          -7.43%   4.95%   4.38% (8/1/94)

-------------------

(1) The performance of the Predecessor Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

PREDECESSOR FUND OF MASSACHUSETTS        1 YEAR      5 YEARS  SINCE INCEPTION
INTERMEDIATE MUNICIPAL BOND FUND:    --------------  -------  ---------------
Predecessor Fund (Boston 1784
  Massachusetts Tax-Exempt Income
  Fund)(1).........................          -6.81%   4.78%   3.80% (6/14/93)

-------------------

(1) The performance of the Predecessor Fund has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

                                      1 YEAR  5 YEARS  SINCE INCEPTION
PREDECESSOR FUND OF GROWTH FUND II:   ------  -------  ---------------
Predecessor Fund (Boston 1784 Growth
  Fund)(1).........................   60.62%   --      23.00% (3/28/96)
Predecessor Fund (Boston 1784 Growth
  Fund)(2).........................   65.42%   --      24.52% (3/28/96)
Predecessor Fund (Boston 1784 Growth
  Fund)(3).........................   65.42%   --      24.37% (3/28/96)

-------------------

(1) The performance of the Predecessor Fund has been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.
(2) The performance of the Predecessor Fund has been restated to include the effect of the applicable contingent deferred sales charge on redemptions of Retail B Shares that are purchased prior to January 1, 2001 and redeemed within six years of purchase. Retail B Shares are also subject to distribution and service (12b-1) fees at an annual rate of 0.95% of the Fund's Retail B Share assets. Had the performance of the Predecessor Fund been restated to reflect these distribution and service (12b-1) fees, average annual total returns for the Predecessor Fund would have been lower.
(3) The performance of the Predecessor Fund has been restated to include the effect of the applicable contingent deferred sales charge on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase. Retail B Shares are also subject to distribution and service (12b-1) fees at an annual rate of 0.95% of the Fund's Retail B Share assets. Had the performance of the Predecessor Fund been restated to reflect these distribution and service (12b-1) fees, average annual total returns for the Predecessor Fund would have been lower.

4.  CHANGES IN EXAMPLES TO FEES AND EXPENSES TABLES.

    As a result of the changes discussed above, there are certain changes to the examples to the tables setting forth the fees and expenses associated with an investment in the Funds. The examples as to the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II found on pages 5, 9, 13 and 17, respectively, of the Prospectus are deleted and replaced with the following:

                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
INTERMEDIATE TAX-EXEMPT BOND FUND:  ------  -------  -------  --------
Retail A Shares.................     $577    $793    $1,027    $1,697

                                               1 YEAR  3 YEARS  5 YEARS  10 YEARS
CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND:  ------  -------  -------  --------
Retail A Shares......................           $579    $799    $1,037    $1,719

                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND:  ------  -------  -------  --------
Retail A Shares.......................            $579    $799    $1,037    $1,719

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
GROWTH FUND II:                 ------  -------  -------  --------
Retail A Shares...............   $694    $946    $1,217    $1,989
Retail B Shares purchased
  prior to January 1, 2001....   $692    $894    $1,221    $1,887
Retail B Shares purchased on
  or after January 1, 2001....   $692    $994    $1,321    $1,881

If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:

Retail B Shares purchased
  prior to January 1, 2001....   $192    $594    $1,021    $1,887
Retail B Shares purchased on
  or after January 1, 2001....   $192    $594    $1,021    $1,881

    In addition to the assumptions listed in the Prospectus, the examples assume that if you purchased your Retail B Shares of the Growth Fund II on or after January 1, 2001, your Retail B Shares will convert to Retail A Shares after eight years.